UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2011

Date of reporting period: December 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

82nd Annual Report

December 31, 2011

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund increased 5.4% during the fourth quarter of 2011 compared to the Standard and Poor’s 500 Index which rose 11.8% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned 1.1% over the same period. For the twelve months just ended, CGM Mutual Fund declined –16.9%, the S&P 500 Index returned 2.1% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index increased 7.9%.

The Year in Review and Economic Outlook

Last year began with some optimism sparked by a rise of 1.3% in Industrial Production in December 2010, an increase of 6.7% on a year-over-year basis. Unemployment peaked at 9.9% in 2010 and declined to 9.0% in January 2011 and fell again to 8.8% in March. However, in March, global events began to overshadow financial markets as political upheaval rocked North Africa and the Middle East. Additionally, consumer spending was threatened by crude oil prices which shot up to $105 per barrel at the end of the first week of March from $91 at the beginning of the year. Then on March 11, more uncertainty was unleashed when a 9.0 magnitude earthquake drove a devastating tsunami onto the Japanese coast, wrecking a major nuclear power plant as well as damaging many factories and disrupting the manufacture of many goods intended for export to the U.S.

The second quarter of 2011 saw little in the way of encouraging economic news: Greece’s financial troubles—and to a degree also those of Italy and Spain—spurred a “flight to safety” into U.S. Treasury securities which drove the yield on the 10-year Treasury bond down from 3.6% on April 7 to 2.9% on June 24.Yet, despite the disquieting influx of capital into government bonds and ongoing business disruptions caused by the Japanese disaster, the S&P 500 Index was up 6.0% for the year on June 30.

The second half of the year began with a mixed bag of economic signals. June retail sales were reported to be 8.2% higher than one year earlier. The Conference Board’s Consumer Confidence Index increased to 59.2 in July (up from 57.6 in June). But a Congressional standoff over raising the debt ceiling and Standard and Poor’s subsequent cut in the United States’ debt rating from AAA to AA+ on August 5 took their toll. The S&P 500 Index struggled in anticipation of the downgrade and plummeted on the first trading day after the announcement, eroding 10% of the market’s value since the beginning of the year. The Consumer Confidence Index collapsed to 45.2 in August and the remainder of the third quarter was marked by days of extreme volatility in the markets. The S&P 500 Index closed on September 30 down 8.7% since December 31, 2010.

Europe was particularly noisy at the start of the fourth quarter with squabbling over austerity programs and resistance to budget discipline roiling European economies and shaking the U.S. equity market as well. Nonetheless, other vital economic signs began to improve domestically. Third quarter GDP was initially reported up 2.5% (later revised to 1.8%) over the previous quarter and retail sales for September were encouraging. The unemployment rate which had popped back to 9.0% dropped to 8.6% in November and new jobless claims fell for three straight weeks in December to the lowest level since April 2008. Consumer Confidence recovered from its August depths and rose from 55.2 in November to 64.5 in December. At its final meeting of the year, the Federal Reserve Board reiterated its view of an economy that is slowly improving, though possibly also held back by the slowdown in the rest of the world.

Against a backdrop of the lowest interest rates in more than fifty years (10-year Treasury yields of 1.88%), a slowly improving economy and attractive valuations on many securities, we believe the U.S. equity market continues to be undervalued as we enter 2012.

1

CGM MUTUAL FUND

Portfolio Strategy

In 2011, CGM Mutual Fund was invested in industries that would benefit from significant global growth. Global business did improve during the year, but not as fast as we had hoped and the Fund suffered substantial losses in oil service, mining, and financial investments. Fears of a European financial crisis and the attendant possibility of global economic destabilization magnified these losses in the second half of the year. The Fund was not significantly invested in economically defensive industries which did appreciate during 2011.

The fixed income portion of the CGM Mutual Fund portfolio ranged between 26% and 28% of the Fund’s net assets during the year. The lion’s share of the Fund’s fixed income investments was in short-term U.S. Treasury notes though the Fund did hold one long-term corporate bond.

We believe the U.S. economy will continue to grow in 2012 despite European challenges. We believe we have structured the Fund’s portfolio to benefit from further U.S. business expansion.

On December 31, 2011, CGM Mutual Fund was approximately 27% invested in fixed income securities, primarily U.S. Treasury securities with a modest position in a corporate bond. The three largest positions in the equity portion of the portfolio were in money center banks and the airline and vehicle assembly industries. The Fund’s three largest equity holdings were Delta Air Lines, Inc., Citigroup Inc. (banking) and Herbalife Ltd. (health care services).

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 3, 2012

2

Comparisons of the change in value of a $10,000 investment in CGM Mutual Fund, the S&P 500 Index, and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index
assuming reinvestment of dividends and capital gains
CGM Mutual Fund
Average Annual Total Returns
through 12/31/11
1 year
-16.9%
5 year
2.1%
10 year
5.6%
Past performance is no indication of future results
$25,000
20,000
15,000
10,000
5,000
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
$17,649
$17,291
$13,332
CGM Mutual Fund
S&P 500 Index
Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index

CGM MUTUAL FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner was at Loomis, Sayles & Company where he managed the Fund, then known as Loomis Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Realty Fund and CGM Focus Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2011

CGM Mutual Fund
10 Years	+72.9%
5 Years	+11.0
1 Year	–16.9
3 Months	+ 5.4

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the Fund’s cumulative total return and the average annual total return for the ten year period would have been lower.

3

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2011

COMMON STOCKS

Industry	Percent of Net Assets
Banks — Money Center	16.3%
Airlines	11.0
Vehicle Assembly	7.2
Health Care Services	5.4
Services	5.2
Insurance	5.1
Financial Services	5.1
Home Products and Cosmetics	4.8
Electronic and Communication Equipment	4.4
Oil — Independent Production	3.2
Retail	2.0
Machinery	1.4
Beverages and Tobacco	1.2

BONDS

Industry
United States Treasury	18.7
Beverages and Tobacco	8.4

SCHEDULE OF INVESTMENTS as of December 31, 2011

COMMON STOCKS — 72.3% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines – 11.0%
Delta Air Lines, Inc. (b)	3,110,000	$ 25,159,900
United Continental Holdings, Inc. (b)	1,190,000	22,455,300
		47,615,200

Banks - Money Center – 16.3%
Bank of America Corporation	4,140,000	23,018,400
Citigroup Inc.	920,000	24,205,200
Morgan Stanley	1,540,000	23,300,200
		70,523,800

Beverages and Tobacco – 1.2%
Philip Morris International Inc.	65,000	5,101,200

Electronic and Communication Equipment – 4.4%
NetEase.com, Inc. ADR (b)(c)	430,000	19,285,500

Financial Services – 5.1%
MasterCard Incorporated	59,300	22,108,226

Health Care Services – 5.4%
Herbalife Ltd.	455,000	23,509,850

See accompanying notes to financial statements.

4

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2011 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Home Products and Cosmetics – 4.8%
The Estée Lauder Companies Inc.	185,000	$ 20,779,200

Insurance – 5.1%
Prudential Financial, Inc.	445,000	22,303,400

Machinery – 1.4%
Deere & Company	80,000	6,188,000

Oil - Independent Production – 3.2%
Occidental Petroleum Corporation	150,000	14,055,000

Retail – 2.0%
Macy’s, Inc.	270,000	8,688,600

Services – 5.2%
priceline.com Incorporated (b)	48,000	22,450,080

Vehicle Assembly – 7.2%
Ford Motor Company (b)	2,130,000	22,918,800
General Motors Company (b)	410,000	8,310,700
		31,229,500

TOTAL COMMON STOCKS (Identified cost $316,944,252)		313,837,556

BONDS — 27.1% OF TOTAL NET ASSETS

	Face Amount
Beverages and Tobacco — 8.4%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	36,503,568

United States Treasury – 18.7%
United States Treasury Notes, 0.750%, 03/31/2013	23,500,000	23,663,395
United States Treasury Notes, 0.375%, 10/31/2012	57,400,000	57,514,341
		81,177,736
TOTAL BONDS (Identified cost $105,917,058)		117,681,304

SHORT-TERM INVESTMENT – 0.9% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.01%, 01/03/2012 (Cost $4,030,000)	4,030,000	4,030,000

TOTAL INVESTMENTS — 100.3% (Identified cost $426,891,310)		435,548,860
Cash and receivables		5,674,640
Liabilities		(7,192,626)
TOTAL NET ASSETS — 100.0%		$434,030,874

(a)

See note 2A.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

5

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

Assets

Investments at value (Identified cost— $426,891,310)		$435,548,860
Cash		320
Receivable for:
Securities sold	$4,981,115
Shares of the Fund sold	128,722
Dividends and interest	564,483	5,674,320
Total assets		441,223,500
Liabilities
Payable for:
Securities purchased	6,075,199
Shares of the Fund redeemed	516,285
Distributions declared	99,319	6,690,803
Accrued expenses:
Management fees	338,982
Trustees’ fees	16,427
Accounting, administration and compliance expenses	15,537
Transfer agent fees	61,878
Other expenses	68,999	501,823
Total liabilities		7,192,626
Net Assets		$434,030,874
Net assets consist of:
Capital paid-in		$502,002,564
Accumulated net realized losses on investments		(76,629,240)
Net unrealized appreciation on investments		8,657,550
Net Assets		$434,030,874
Shares of beneficial interest outstanding, no par value		17,774,056
Net asset value per share*		$24.42

*

Shares of the Fund are sold and redeemed at net asset value ($434,030,874/17,774,056).

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Income

Income:
Dividends (net of withholding tax of $20,599)	$ 3,656,053
Interest	2,816,854
6,472,907
Expenses:
Management fees	4,597,657
Trustees’ fees	64,568
Accounting, administration and compliance expenses	186,444
Custodian fees and expenses	119,482
Transfer agent fees	447,243
Audit and tax services	43,633
Legal	30,095
Printing	68,693
Registration fees	26,152
5,583,967
Net investment income	888,940

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gains on investments and foreign currency transactions	7,819,635
Net unrealized depreciation	(103,609,721)
Net realized and unrealized losses on investments and foreign currency transactions	(95,790,086)
Change in Net Assets from Operations	$ (94,901,146)

See accompanying notes to financial statements.

6

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
From Operations
Net investment income	$ 888,940	$ 5,065,211
Net realized gains on investments and foreign currency transactions	7,819,635	67,041,495
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(103,609,721)	8,722,739
Change in net assets from operations	(94,901,146)	80,829,445

From Distributions to Shareholders
Net investment income	(891,487)	(5,064,903)
	(891,487)	(5,064,903)

From Capital Share Transactions
Proceeds from sale of shares	12,339,217	24,901,876
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	792,138	4,496,145
	13,131,355	29,398,021
Cost of shares redeemed	(76,698,394)	(61,024,980)
Change in net assets derived from capital share transactions	(63,567,039)	(31,626,959)
Total change in net assets	(159,359,672)	44,137,583
Net Assets
Beginning of period	593,390,546	549,252,963
End of period	$434,030,874	$593,390,546

Number of Shares of the Fund:
Issued from sale of shares	438,941	929,015
Issued in connection with reinvestment of:
Dividends from net investment income	32,436	171,204
	471,377	1,100,219
Redeemed	(2,841,526)	(2,378,838)
Net change	(2,370,149)	(1,278,619)

See accompanying notes to financial statements.

7

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2011	2010	2009	2008	2007

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$29.46	$25.64	$22.56	$31.80	$27.78
Net investment income (a)	0.05	0.25	0.45	0.31	0.32
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(5.04)	3.82	3.08	(9.25)	10.33
Total from investment operations	(4.99)	4.07	3.53	(8.94)	10.65

Dividends from net investment income	(0.05)	(0.25)	(0.45)	(0.30)	(0.33)
Distribution from net short-term realized gains	—	—	—	—	(6.22)
Distribution from net long-term realized gains	—	—	—	—	(0.08)
Total distributions	(0.05)	(0.25)	(0.45)	(0.30)	(6.63)
Net increase (decrease) in net asset value	(5.04)	3.82	3.08	(9.24)	4.02
Net asset value at end of period	$24.42	$29.46	$25.64	$22.56	$31.80
Total return (%)	(16.9)	16.0	15.9	(28.2)	38.5

Ratios:
Operating expenses to average net assets (%)	1.09	1.08	1.09	1.05	1.05
Net investment income to average net assets (%)	0.17	0.96	1.97	1.07	1.03
Portfolio turnover (%)	404	342	417	466	444
Net assets at end of period (in thousands) ($)	434,031	593,391	549,253	489,887	648,122

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2011

1.

Organization — CGM Mutual Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2011 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices

determined using: quoted prices

in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of December 31, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$313,837,556	$ —	$ —

Debt Securities
United States Treasury Notes	—	81,177,736	—
Corporate Bonds	—	36,503,568	—
Commercial Paper	—	4,030,000	—
Total	$313,837,556	$121,711,304	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2011 and has concluded that no provisions for federal income tax are required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosures. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$7,080,053

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2011 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$428,468,807	$24,798,621	$(17,718,568)	$7,080,053

For the year ended December 31, 2011, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$9,396,415	$ —	$ 50,268,781	2016
	—	—	24,782,962	2017
Total	$9,396,415	$ —	$ 75,051,743

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/ (loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2011 and 2010 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2011	$ 891,487	$ —	$ 891,487
2010	$5,064,903	$ —	$5,064,903

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended December 31, 2011, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,062,775,339 and $2,082,844,632, respectively. For long-term government obligations, there were $23,654,844 of purchases and $66,094,336 of sales.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2011, the Fund incurred management fees of $4,597,657, paid or payable to the Fund’s investment adviser, CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-

13

CGM MUTUAL FUND

Oxley Act of 2002. The accounting, administration and compliance expenses of $186,444 for the period ended December 31, 2011 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $148,968 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2011, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

14

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the “Fund”, a series of CGM Trust) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts February 16, 2012

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2011 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2011

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund’s distributions to shareholders included $0 from short-term capital gains.

For taxable non-corporate shareholders, 100% of the 2011 ordinary dividend is considered qualified dividend income that may be eligible for the 15% or 0% capital gains rates, depending on your tax bracket.

For corporate shareholders, 100% of the 2011 ordinary dividend qualifies for the dividends-received deduction.

16

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 to December 31, 2011.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/11	Ending Account Value 12/31/11	Expenses Paid During Period* 07/01/11 – 12/31/11
Actual	$1,000.00	$886.60	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.57	$5.69

*

Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

17

CGM MUTUAL FUND

TRUSTEES AND OFFICERS

(unaudited)

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department; toll free, at 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 71		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 79		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 71		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

18

CGM MUTUAL FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 62		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; (from 1999 to
		2002); formerly Director, Loomis, Sayles
		& Company, L.P. (from 1993 to 2001)

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief	3
age 63		Investment Officer, Stratton
		Management Company (investment
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 65

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;	3
age 71	since 1990	Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-	3
age 79	1990	voting Owner, Kenbob, Inc. (general
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 42	Officer since 2004
address:
38 Newbury Street, 8th Fl.
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 51	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street, 8th Fl.	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 48	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 66	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 56	since 1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 32	President since
	2011

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR11

Printed in U.S.A.

CGM

Realty Fund

18th Annual Report

December 31, 2011

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund increased 17.2% during the fourth quarter of 2011 compared to the Standard and Poor’s 500 Index which rose 11.8% and the FTSE NAREIT Equity REITs Index which returned 15.2% over the same period. For the twelve months just ended, CGM Realty Fund increased 1.0%, the S&P 500 Index grew 2.1% and the FTSE NAREIT Equity REITs Index returned 8.3%.

The Year in Review and Economic Outlook

Last year began with some optimism sparked by a rise of 1.3% in Industrial Production in December 2010, an increase of 6.7% on a year-over-year basis. Unemployment peaked at 9.9% in 2010 and declined to 9.0% in January 2011 and fell again to 8.8% in March. However, in March, global events began to overshadow financial markets as political upheaval rocked North Africa and the Middle East. Additionally, consumer spending was threatened by crude oil prices which shot up to $105 per barrel at the end of the first week of March from $91 at the beginning of the year. Then on March 11, more uncertainty was unleashed when a 9.0 magnitude earthquake drove a devastating tsunami onto the Japanese coast, wrecking a major nuclear power plant as well as damaging many factories and disrupting the manufacture of many goods intended for export to the U.S.

The second quarter of 2011 saw little in the way of encouraging economic news: Greece’s financial troubles—and to a degree also those of Italy and Spain—spurred a “flight to safety” into U.S. Treasury securities which drove the yield on the 10-year Treasury bond down from 3.6% on April 7 to 2.9% on June 24.Yet, despite the disquieting influx of capital into government bonds and ongoing business disruptions caused by the Japanese disaster, the S&P 500 Index was up 6.0% for the year on June 30.

The second half of the year began with a mixed bag of economic signals. June retail sales were reported to be 8.2% higher than one year earlier. The Conference Board’s Consumer Confidence Index increased to 59.2 in July (up from 57.6 in June). But a Congressional standoff over raising the debt ceiling and Standard and Poor’s subsequent cut in the United States’ debt rating from AAA to AA+ on August 5 took their toll. The S&P 500 Index struggled in anticipation of the downgrade and plummeted on the first trading day after the announcement, eroding 10% of the market’s value since the beginning of the year. The Consumer Confidence Index collapsed to 45.2 in August and the remainder of the third quarter was marked by days of extreme volatility in the markets. The S&P 500 Index closed on September 30 down 8.7% since December 31, 2010.

Europe was particularly noisy at the start of the fourth quarter with squabbling over austerity programs and resistance to budget discipline roiling European economies and shaking the U.S. equity market as well. Nonetheless, other vital economic signs began to improve domestically. Third quarter GDP was initially reported up 2.5% (later revised to 1.8%) over the previous quarter and retail sales for September were encouraging. The unemployment rate which had popped back to 9.0% dropped to 8.6% in November and new jobless claims fell for three straight weeks in December to the lowest level since April 2008. Consumer Confidence recovered from its August depths and rose from 55.2 in November to 64.5 in December. At its final meeting of the year, the Federal Reserve Board reiterated its view of an economy that is slowly improving, though possibly also held back by the slowdown in the rest of the world.

Against a backdrop of the lowest interest rates in more than fifty years (10-year Treasury yields of 1.88%), a slowly improving economy and attractive valuations on many securities, we believe the U.S. equity market continues to be undervalued as we enter 2012.

1

CGM REALTY FUND

Portfolio Strategy

In 2011, CGM Realty Fund was positioned for significant growth in the U.S. economy. To that end, the Fund had meaningful positions in apartment, retail, office, and hotel real estate investment trusts during the year. In addition, the portfolio included commercial real estate brokers throughout the year and investments in mining companies for portions of the year.

While the U.S. economy recovered somewhat in 2011, it was not as strong as expected. This contributed to losses in the hotel REITs, commercial real estate brokers, and mining companies which offset most of the gains in the apartment and retail REITs.

The two largest concentrations at year end were hotel and apartment REITs with lesser positions in office REITs and commercial real estate brokers.

CGM Realty Fund was approximately 89% invested in REITs on December 31, 2011, including 27.4% in residential REITs, 20.6% in lodging and resort REITs, 15.0% in retail REITs, 12.4% in office and industrial REITs, 6.9% in self storage REITs and 6.6% in diversified REITs. The Fund’s largest holdings were the REITs Simon Property Group, Inc. (retail), Public Storage (self storage) and Digital Realty Trust, Inc. (diversified).

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 3, 2012

2

Comparisons of the change in value of a $10,000 investment in CGM Realty Fund, the S&P 500 Index, and the FTSE NAREIT Equity REITs Index

assuming reinvestment of dividends and capital gains

$80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0,000
CGM Realty Fund
Average Annual Total Returns
through 12/31/11
1 year 1.0%
5 year 4.7%
10 year 18.5%
Past performance is no indication of future results
$54,788
$26,422
$13,332
2002 2003 2004 2005 2006 2007 2008 2009 2010 2011
CGM Realty Fund
S&P 500 Index
FTSE NAREIT Equity REITs Index

CGM REALTY FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2011

CGM Realty Fund
10 Years	+447.9%
5 Years	+ 25.7
1 Year	+ 1.0
3 Months	+ 17.2

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2011

COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Residential	27.4%
Lodging and Resorts	20.6
Retail	15.0
Office and Industrial	12.4
Self Storage	6.9
Diversified	6.6
Other Common Stocks
Real Estate Services	10.6

SCHEDULE OF INVESTMENTS as of December 31, 2011

COMMON STOCKS — 99.5% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS – 88.9%

	Shares	Value(a)
Diversified – 6.6%
Digital Realty Trust, Inc.	1,494,500	$ 99,638,315

Lodging and Resorts – 20.6%
DiamondRock Hospitality Company	7,988,006	77,004,378
Host Hotels & Resorts, Inc.	6,320,490	93,353,637
LaSalle Hotel Properties	3,300,000	79,893,000
RLJ Lodging Trust	2,061,000	34,686,630
Sunstone Hotel Investors, Inc. (b)	3,390,000	27,628,500
		312,566,145

Office and Industrial – 12.4%
Boston Properties, Inc.	920,000	91,632,000
SL Green Realty Corp.	1,450,000	96,628,000
		188,260,000

Residential – 27.4%
AvalonBay Communities, Inc.	755,000	98,603,000
Camden Property Trust	1,290,000	80,289,600
Equity Residential	1,630,000	92,958,900
Essex Property Trust, Inc.	695,000	97,654,450
Home Properties, Inc.	809,860	46,623,640
		416,129,590

Retail – 15.0%
Simon Property Group, Inc.	1,085,673	139,986,677
Tanger Factory Outlet Centers, Inc.	1,325,000	38,849,000
Taubman Centers, Inc.	770,000	47,817,000
		226,652,677

See accompanying notes to financial statements.

4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2011 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Self Storage – 6.9%
Public Storage	780,000	$ 104,878,800

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,103,386,076)		1,348,125,527

OTHER COMMON STOCKS – 10.6%

Real Estate Services – 10.6%
CBRE Group, Inc. (b)	5,300,000	80,666,000
Jones Lang LaSalle Incorporated	1,310,000	80,250,600
		160,916,600

TOTAL OTHER COMMON STOCKS (Identified cost $171,577,469)		160,916,600
TOTAL COMMON STOCKS (Identified cost $1,274,963,545)		1,509,042,127

	Face Amount
SHORT-TERM INVESTMENT – 0.2% OF TOTAL NET ASSETS
American Express Credit Corporation, 0.01%, 01/03/2012 (Cost $3,810,000)	$3,810,000	3,810,000

TOTAL INVESTMENTS — 99.7% (Identified cost $1,278,773,545)		1,512,852,127
Cash and receivables		11,198,308
Liabilities		(7,369,410)
TOTAL NET ASSETS — 100.0%		$1,516,681,025

(a)

See note 2A.

(b)

Non-income producing security.

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

Assets

Investments at value: (Identified cost— $1,278,773,545)		$1,512,852,127
Cash		221,318
Receivable for:
Securities sold	$3,459,794
Shares of the Fund sold	1,061,956
Dividends and interest	6,455,240	10,976,990
Total assets		1,524,050,435
Liabilities
Payable for:
Securities purchased	1,746,369
Shares of the Fund redeemed	3,236,356
Distributions declared	1,137,708	6,120,433
Accrued expenses:
Management fees	991,059
Trustees’ fees	25,447
Accounting, administration and compliance expenses	31,338
Transfer agent fees	102,212
Other expenses	98,921	1,248,977
Total liabilities		7,369,410
Net Assets		$1,516,681,025
Net assets consist of:
Capital paid-in		$1,555,296,233
Accumulated net realized losses on investments		(272,693,790)
Net unrealized appreciation on investments		234,078,582
Net Assets		$1,516,681,025
Shares of beneficial interest outstanding, no par value		56,572,306
Net asset value per share*		$26.81

*

Shares of the Fund are sold and redeemed at net asset value ($1,516,681,025/56,572,306).

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Income

Income:
Dividends	$ 29,305,640
Interest	6,441
29,312,081
Expenses:
Management fees	12,767,632
Trustees’ fees	100,645
Accounting, administration and compliance expenses	376,059
Custodian fees and expenses	197,048
Transfer agent fees	605,135
Audit and tax services	43,633
Legal	100,240
Printing	108,903
Registration fees	41,383
Line of credit commitment fee	23,680
Miscellaneous expenses	7,150
14,371,508
Net investment income	14,940,573

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	57,927,596
Net unrealized depreciation	(62,655,127)
Net realized and unrealized losses on investments	(4,727,531)
Change in Net Assets from Operations	$ 10,213,042

See accompanying notes to financial statements.

6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
From Operations
Net investment income	$ 14,940,573	$ 13,203,538
Net realized gains on investments	57,927,596	199,387,594
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(62,655,127)	157,637,228
Change in net assets from operations	10,213,042	370,228,360

From Distributions to Shareholders
Net investment income	(15,584,335)	(14,713,571)
	(15,584,335)	(14,713,571)

From Capital Share Transactions
Proceeds from sale of shares	225,257,334	278,922,275
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	12,233,086	11,818,173
	237,490,420	290,740,448
Cost of shares redeemed	(354,941,823)	(272,944,692)
Change in net assets derived from capital share transactions	(117,451,403)	17,795,756
Total change in net assets	(122,822,696)	373,310,545

Net Assets
Beginning of period	1,639,503,721	1,266,193,176
End of period	$1,516,681,025	$1,639,503,721

Number of Shares of the Fund
Issued from sale of shares	8,153,631	11,899,065
Issued in connection with reinvestment of:
Dividends from net investment income	437,166	472,838
	8,590,797	12,371,903
Redeemed	(13,214,290)	(11,830,365)
Net change	(4,623,493)	541,538

See accompanying notes to financial statements.

7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2011		2010	2009	2008	2007

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$26.79		$20.88	$16.22	$31.45	$27.06
Net investment income (a)	0.25		0.22	0.61	0.72	0.27
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.04	(b)	5.93	4.79	(15.34)	9.06
Total from investment operations	0.29		6.15	5.40	(14.62)	9.33

Dividends from net investment income	(0.27)		(0.24)	(0.62)	(0.61)	(0.25)
Distribution from net short-term realized gains	—		—	—	—	(2.08)
Distribution from net long-term realized gains	—		—	—	—	(2.61)
Distribution from tax return of capital	—		—	(0 .12)	—	—
Total distributions	(0 .27)		(0 .24)	(0 .74)	(0 .61)	(4 .94)

Net increase (decrease) in net asset value	0.02		5.91	4.66	(15.23)	4.39
Net asset value at end of period	$26.81		$26.79	$20.88	$16.22	$31.45

Total return (%)	1.0		29.5	34.4	(46.9)	34.4

Ratios:
Operating expenses to average net assets (%)	0.88		0.89	0.93	0.86	0.86
Net investment income to average net assets (%)	0.91		0.93	3.73	2.62	0.86
Portfolio turnover (%)	69		133	170	218	200
Net assets at end of period (in thousands) ($)	1,516,681		1,639,504	1,266,193	1,042,063	1,998,461

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.

See accompanying notes to financial statements.

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2011

1.

Organization — CGM Realty Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2011 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of December 31, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,509,042,127	$ —	$ —

Debt Securities
Commercial Paper	—	3,810,000	—
Total	$1,509,042,127	$3,810,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2011 and has concluded that no

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

provisions for federal income tax are required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosures. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$231,560,295

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2011 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,281,291,832	$245,610,376	$(14,050,081)	$231,560,295

For the year ended December 31, 2011, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$56,084,195	$ —	$ 40,634,274	2016
	—	—	229,541,228	2017
Total	$56,084,195	$ —	$270,175,502

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2011 and 2010 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
2011	$15,584,335	$ —	$ —	$15,584,335
2010	$14,713,571	$ —	$ —	$14,713,571

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended December 31, 2011 purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,138,085,103 and $1,241,166,048, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2011, the Fund incurred management fees of $12,767,632, paid or payable to the Fund’s investment adviser, CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $376,059 for the period ended December 31, 2011 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $272,514 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies).

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

For the period ended December 31, 2011, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.125% per annum through June 15, 2011 and then incurs a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly through June 13, 2012. There were no borrowings under the line of credit during the period ended December 31, 2011.

7.

Affiliated issuers — Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2011:

Name of Issuer	Number of Shares Held December 31, 2010	Gross Purchases	Gross Sales	Number of Shares Held December 31, 2011	Dividend Income**	Market Value December 31, 2011
DiamondRock Hospitality Company*	7,788,006	200,000	—	7,988,006	$ —	$77,004,378
				Total	$ —	$77,004,378

*

Position is no longer considered an affiliated issuer.

**

No dividend income was collected during the time the issuer was considered an affiliated issuer.

8.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

14

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the “Fund”, a series of CGM Trust) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2012

15

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2011 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2011

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund’s distributions to shareholders included $0 from short-term capital gains.

For taxable non-corporate shareholders, 6.2% of the 2011 ordinary dividend is considered qualified dividend income that may be eligible for the 15% or 0% capital gains rates, depending on your tax bracket.

For corporate shareholders, 6.2% of the 2011 ordinary dividend qualifies for the dividends-received deduction.

16

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 to December 31, 2011.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/11	Ending Account Value 12/31/11	Expenses Paid During Period* 07/01/11 – 12/31/11
Actual	$1,000.00	$927.90	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

17

CGM REALTY FUND

TRUSTEES AND OFFICERS

(unaudited)

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 71		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 79		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 71		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 62		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; (from 1999 to
		2002); formerly Director, Loomis, Sayles
		& Company, L.P. (from 1993 to 2001)

18

CGM REALTY FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief	3
age 63		Investment Officer, Stratton
		Management Company (investment
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 65

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;	3
age 71	since 1990	Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-	3
age 79	1990	voting Owner, Kenbob, Inc. (general
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 42	Officer since 2004
address:
38 Newbury Street, 8th Fl.
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 51	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street, 8th Fl.	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 48	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 66	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 56	since 1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 32	President since
	2011

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR11

Printed in U.S.A.

CGM

Focus Fund

15th Annual Report

December 31, 2011

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund increased 5.6% during the fourth quarter of 2011 compared to the Standard and Poor’s 500 Index which rose 11.8% over the same period. For the twelve months just ended, CGM Focus Fund fell -26.3% while the S&P 500 Index returned 2.1%.

The Year in Review and Economic Outlook

Last year began with some optimism sparked by a rise of 1.3% in Industrial Production in December 2010, an increase of 6.7% on a year-over-year basis. Unemployment peaked at 9.9% in 2010 and declined to 9.0% in January 2011 and fell again to 8.8% in March. However, in March, global events began to overshadow financial markets as political upheaval rocked North Africa and the Middle East. Additionally, consumer spending was threatened by crude oil prices which shot up to $105 per barrel at the end of the first week of March from $91 at the beginning of the year. Then on March 11, more uncertainty was unleashed when a 9.0 magnitude earthquake drove a devastating tsunami onto the Japanese coast, wrecking a major nuclear power plant as well as damaging many factories and disrupting the manufacture of many goods intended for export to the U.S.

The second quarter of 2011 saw little in the way of encouraging economic news: Greece’s financial troubles—and to a degree also those of Italy and Spain—spurred a “flight to safety” into U.S. Treasury securities which drove the yield on the 10-year Treasury bond down from 3.6% on April 7 to 2.9% on June 24.Yet, despite the disquieting influx of capital into government bonds and ongoing business disruptions caused by the Japanese disaster, the S&P 500 Index was up 6.0% for the year on June 30.

The second half of the year began with a mixed bag of economic signals. June retail sales were reported to be 8.2% higher than one year earlier. The Conference Board’s Consumer Confidence Index increased to 59.2 in July (up from 57.6 in June). But a Congressional standoff over raising the debt ceiling and Standard and Poor’s subsequent cut in the United States’ debt rating from AAA to AA+ on August 5 took their toll. The S&P 500 Index struggled in anticipation of the downgrade and plummeted on the first trading day after the announcement, eroding 10% of the market’s value since the beginning of the year. The Consumer Confidence Index collapsed to 45.2 in August and the remainder of the third quarter was marked by days of extreme volatility in the markets. The S&P 500 Index closed on September 30 down 8.7% since December 31, 2010.

Europe was particularly noisy at the start of the fourth quarter with squabbling over austerity programs and resistance to budget discipline roiling European economies and shaking the U.S. equity market as well. Nonetheless, other vital economic signs began to improve domestically. Third quarter GDP was initially reported up 2.5% (later revised to 1.8%) over the previous quarter and retail sales for September were encouraging. The unemployment rate which had popped back to 9.0% dropped to 8.6% in November and new jobless claims fell for three straight weeks in December to the lowest level since April 2008. Consumer Confidence recovered from its August depths and rose from 55.2 in November to 64.5 in December. At its final meeting of the year, the Federal Reserve Board reiterated its view of an economy that is slowly improving, though possibly also held back by the slowdown in the rest of the world.

Against a backdrop of the lowest interest rates in more than fifty years (10-year Treasury yields of 1.88%), a slowly improving economy and attractive valuations on many securities, we believe the U.S. equity market continues to be undervalued as we enter 2012.

CGM FOCUS FUND

Portfolio Strategy

In 2011, CGM Focus Fund was invested in industries that were poised to benefit from significant economic growth. Although global business did improve throughout the year, it did not grow as quickly as anticipated and the Fund suffered substantial losses from investments in the airline, automotive, oil service, mining and financial services industries. The Fund’s investments were affected by fears of a European financial crisis and potential resulting destabilization of the global economy which amplified losses in these industries in the second half of the year. Additionally, the Fund did not have major investments in economically defensive industries which appreciated during 2011. We believe the U.S. economy will continue to grow in 2012 despite European challenges and have consequently structured the Fund’s portfolio in a way we believe will take advantage of a more robust business environment.

On December 31, 2011, CGM Focus Fund held important positions in money center banks and the airline and service industries. The Fund’s three largest holdings were priceline.com Incorporated (on-line services), Herbalife Ltd. (health care services), and Delta Air Lines, Inc.

Robert L. Kemp President

G. Kenneth Heebner Portfolio Manager

January 3, 2012

Comparison of the change in value of a $10,000 investment in CGM Focus Fund and the S&P 500 Index assuming reinvestment of dividends and capital gains

$80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0,000
CGM Focus Fund
Average Annual Total Returns
through 12/31/11
1 year -26.3%
5 year -2.4%
10 year 7.0%
Past performance is no indication of future results
$19,658
$13,332
2002 2003 2004 2005 2006 2007 2008 2009 2010 2011
CGM Focus Fund
S&P 500 Index

CGM FOCUS FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2011

CGM Focus Fund
10 Years	+ 96.6%
5 Years	– 11.2
1 Year	– 26.3
3 Months	+ 5.6

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2011

COMMON STOCKS

Industry	Percent of Net Assets
Banks – Money Center	18.6%
Airlines	13.8
Services	8.3
Financial Services	8.3
Health Care Services	7.6
Vehicle Assembly	5.8
Beverages and Tobacco	5.3
Home Products and Cosmetics	5.3
Technology	4.8
Oil – Independent Production	4.6
Peripherals	4.4
Textile and Apparel	4.1
Media	4.0
Retail	2.8
Miscellaneous	1.0
Aerospace/Defense	0.8

SCHEDULE OF INVESTMENTS as of December 31, 2011

COMMON STOCKS – 99.5% of TOTAL NET ASSETS

	Shares	Value(a)
Aerospace/Defense – 0.8%
The Boeing Company	200,000	$ 14,670,000

Airlines – 13.8%
Delta Air Lines, Inc. (b)	15,000,000	121,350,000
United Continental Holdings, Inc. (b)	6,100,000	115,107,000
		236,457,000

Banks - Money Center – 18.6%
Bank of America Corporation	18,000,000	100,080,000
Citigroup Inc.	4,270,000	112,343,700
Morgan Stanley	7,060,000	106,817,800
		319,241,500

Beverages and Tobacco – 5.3%
Philip Morris International Inc.	1,170,000	91,821,600

Financial Services – 8.3%
MasterCard Incorporated	240,000	89,476,800
Visa Inc.	515,000	52,287,950
		141,764,750

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2011 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Health Care Services – 7.6%
Herbalife Ltd.	2,510,000	$ 129,691,700

Home Products and Cosmetics – 5.3%
The Estée Lauder Companies Inc.	815,000	91,540,800

Media – 4.0%
CBS Corporation	2,550,000	69,207,000

Miscellaneous – 1.0%
W.W. Grainger, Inc.	95,000	17,783,050

Oil - Independent Production – 4.6%
Occidental Petroleum Corporation.	850,000	79,645,000

Peripherals – 4.4%
Western Digital Corporation (b)	2,451,000	75,858,450

Retail – 2.8%
Kohl’s Corporation	240,000	11,844,000
Macy’s, Inc.	1,120,000	36,041,600
		47,885,600

Services – 8.3%
priceline.com Incorporated (b)	305,000	142,651,550

Technology – 4.8%
Google Inc. (b)	127,000	82,029,300

Textile and Apparel – 4.1%
V.F. Corporation	550,000	69,844,500

Vehicle Assembly – 5.8%
Ford Motor Company (b)	9,300,000	100,068,000

TOTAL COMMON STOCKS (Identified cost $1,729,367,221)		1,710,159,800

SHORT-TERM INVESTMENT – 0.3% OF TOTAL NET ASSETS

	Face Amount

American Express Credit Corporation, 0.01%, 01/03/2012 (Cost $5,470,000)	$5,470,000	5,470,000
TOTAL INVESTMENTS – 99.8% (Identified cost $1,734,837,221).		1,715,629,800
Cash and receivables		29,681,100
Liabilities		(26,811,018)
TOTAL NET ASSETS – 100.0%		$1,718,499,882

(a)

See note 2A. (b) Non-income producing security.

(b)

Non-income producing security.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

Assets

Investments at value (Identified cost— $1,734,837,221)		$ 1,715,629,800
Cash		3,590
Receivable for:
Securities sold	$27,805,592
Shares of the Fund sold	380,565
Dividends and interest	1,491,353	29,677,510
Total assets		1,745,310,900
Liabilities
Payable for:
Securities purchased	19,614,335
Shares of the Fund redeemed	5,388,107	25,002,442
Accrued expenses:
Management fees	1,429,551
Trustees’ fees	39,525
Accounting, administration and compliance expenses	55,852
Transfer agent fees	145,621
Other expenses	138,027	1,808,576
Total liabilities		26,811,018
Net Assets		$ 1,718,499,882
Net assets consist of:
Capital paid-in		$ 4,846,086,927
Accumulated net realized losses on investments		(3,108,379,624)
Net unrealized depreciation on investments		(19,207,421)
Net Assets		$ 1,718,499,882
Shares of beneficial interest outstanding, no par value		66,990,029
Net asset value per share*		$25.65

*

Shares of the Fund are sold and redeemed at net asset value ($1,718,499,882/66,990,029).

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Income

Income:
Dividends (net of withholding tax of $239,743)	$ 22,446,527
Interest	9,333
22,455,860
Expenses:
Management fees	23,171,933
Trustees’ fees	156,957
Accounting, administration and compliance expenses	670,227
Custodian fees and expenses	416,856
Transfer agent fees	1,216,245
Audit and tax services	43,633
Legal	154,754
Printing	198,568
Registration fees	47,922
Line of credit commitment fee	49,444
Miscellaneous expenses	10,043
26,136,582
Net investment loss	(3,680,722)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	85,735,626
Net unrealized depreciation	(823,390,681)
Net realized and unrealized losses on investments	(737,655,055)
Change in Net Assets from Operations	$(741,335,777)

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
From Operations
Net investment loss	$ (3,680,722)	$ (11,418,061)
Net realized gains on investments	85,735,626	423,654,029
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(823,390,681)	21,382,088
Change in net assets from operations	(741,335,777)	433,618,056

From Capital Share Transactions
Proceeds from sale of shares	145,098,322	358,042,998
Cost of shares redeemed	(947,717,681)	(1,169,502,832)
Change in net assets derived from capital share transactions	(802,619,359)	(811,459,834)
Total change in net assets	(1,543,955,136)	(377,841,778)

Net Assets
Beginning of period	3,262,455,018	3,640,296,796
End of period	$ 1,718,499,882	$ 3,262,455,018

Number of shares of the Fund
Issued from sale of shares	4,485,932	11,968,845
Redeemed	(31,256,825)	(40,554,759)
Net change	(26,770,893)	(28,585,914)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2011	2010	2009	2008		2007

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$34.80	$ 29.75	$ 26.96	$52.49		$34.68
Net investment income (loss) (a)(b)	(0.05)	(0.11)	(0.03)	0.20		0.06
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(9.10)	5.16	2.85	(25.51)		27.71
Total from investment operations	(9.15)	5.05	2.82	(25.31)		27.77

Dividends from net investment income	—	—	(0.03)	(0.22)		(0.05)
Distribution from net short-term realized gains	—	—	—	—		(8.21)
Distribution from net long-term realized gains	—	—	—	—		(1.70)
Total distributions	—	—	(0.03)	(0.22)		(9.96)

Net increase (decrease) in net asset value	(9.15)	5.05	2.79	(25.53)		17.81
Net asset value at end of period	$25.65	$34.80	$29.75	$26.96		$52.49

Total return (%)	(26.3)	17.0	10.5	(48.2)		80.0

Ratios:
Operating expenses to average net assets (%)	1.05	1.03	1.02	0.97		0.99
Dividends and interest on short positions to average net assets (%)	—	—	0.21	0.39		0.28
Total expenses to average net assets (%)	1.05	1.03	1.23	1.36		1.27

Net investment income (loss) to average net assets (%)	(0.15)	(0.36)	(0.10)	0.44		0.14
Portfolio turnover (%)	496	363	464	504	(c)	384
Net assets at end of period (in thousands) ($)	1,718,500	3,262,455	3,640,297	4,178,899		5,536,114

(a) Net investment income (loss) per share excluding all related short sale income and
expenses ($)	(0.05)	(0.11)	0.03	0.32		(0.02)

(b)

Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c)

Portfolio turnover excludes the impact of assets resulting from a merger with CGM Capital Development Fund.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2011

1.

Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/ or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2011 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of December 31, 2011:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,710,159,800	$ —	$ —

Debt Securities
Commercial Paper	—	5,470,000	—
Total	$1,710,159,800	$5,470,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2011 and has concluded that no provisions for federal income tax are required in the Fund’s financial statements. Management of the Fund has determined that there are no uncertain tax positions that would require financial statement recognition,

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

de-recognition or disclosure. Management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$(60,833,323)

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2011 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,776,463,123	$79,230,185	$(140,063,508)	$(60,833,323)

For the year ended December 31, 2011, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$126,953,014	$ —	$1,494,593,946	2016
	—	—	1,572,159,776	2017
Total	$126,953,014	$ —	$3,066,753,722

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. For the year ended December 31, 2011, there were no short sales.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Non-diversification risk —-The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended December 31, 2011, purchases and sales of securities other than United States government obligations and short-term investments aggregated $12,392,297,535 and $13,189,382,104, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2011, the Fund incurred management fees of $23,171,933, paid or payable to the Fund’s investment adviser, CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $670,227 for the period

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

ended December 31, 2011 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $464,184 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2011, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.125% per annum through October 17, 2011 and then incurs a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly, through October 15, 2012. There were no borrowings under the line of credit during the period ended December 31, 2011.

7.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the “Fund,” a series of CGM Trust) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2012

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2011 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2011

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund did not make any distributions in 2011.

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 to December 31, 2011.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/01/11 – 12/31/11
Actual	$1,000.00	$803.30	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.51

*

Expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

CGM FOCUS FUND

TRUSTEES AND OFFICERS

(unaudited)

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 71		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 79		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 71		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 62		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; (from 1999 to
		2002); formerly Director, Loomis, Sayles
		& Company, L.P. (from 1993 to 2001)

CGM FOCUS FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief	3
age 63		Investment Officer, Stratton
		Management Company (investment
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 65

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;	3
age 71	since 1990	Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-	3
age 79	1990	voting Owner, Kenbob, Inc. (general
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 42	Officer since 2004
address:
38 Newbury Street, 8th Fl.
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 51	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street, 8th Fl.	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 48	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 66	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 56	since 1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 32	President since
	2011

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR11

Printed in U.S.A

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code").  The Code is filed herewith as Exhibit 99.CODE ETH.  There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2011. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2011.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is James Van Dyke Quereau, Jr.  James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fee:  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2010 - $118,900 and 2011 - $112,500.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following:  2010 - $0 and 2011 - $0.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following:  2010 - $15,300 and 2011 - $15,900.  The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following:  2010 - $0 and 2011 - $0.

(e)(1)

The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust.  The Trustees Committees generally review each necessary pre-approval on a case by base basis.  However, the Trustees Committee have authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2011, the close-out of the 2011 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

(2)

0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following:  2010 - $15,300 and 2011 – $15,900.

(h)

There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.  Investments in securities of unaffiliated issuers as of December 31, 2011, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date: February 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date: February 16, 2012

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date: February 16, 2012